COMMITMENTS AND CONTINGENCIES - Additional Information (Detail) - USD ($)									3 Months Ended		12 Months Ended
	Feb. 15, 2022	Feb. 14, 2022	Dec. 31, 2021	Oct. 11, 2021	Sep. 30, 2021	Sep. 15, 2021	Aug. 04, 2021	Aug. 02, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Jul. 30, 2021
Other Commitments [Line Items]
Contingent legal fees			$ 981,000						$ 1,300,000		$ 981,000
Gross proceeds									0	$ 25,000	$ 25,000
Common stock, par value			$ 0.0001								$ 0.0001
Cash			$ 288,108						$ 90,183		$ 288,108
Share Price												$ 10.15
Sponsor [Member]
Other Commitments [Line Items]
Percentage of vested sponser shares before closing of business combination		30.00%
Private Placement Warrants [Member] | Sponsor [Member]
Other Commitments [Line Items]
Class Of Warrants Or Rights Period After Which The Warrants Are Excercisable		30 days
Restriction On Transfer Of Sponsor Shares [Member] | Sponsor [Member]
Other Commitments [Line Items]
Lock in period of shares		1 year
Nogins [Member] | SWAG Class A common stock [Member]
Other Commitments [Line Items]
Gross proceeds		$ 566,000,000
Common stock, par value		$ 0.0001
Common stock value ascribed, par value		$ 10
Cash		$ 20,000,000
Vendor [Member]
Other Commitments [Line Items]
Business combination contingent fee						$ 3,000,000
Termination of this AgreementTerm						12 months
Percentage of cash fee						25.00%
Termination payments						$ 750,000
Additional contingent fee provision, rate						4
Percentage of securities issue				4.00%
Percentage of securities issue one				50.00%
Over-Allotment Option [Member]
Other Commitments [Line Items]
Additional Units issued (in shares)							2,807,868
Underwriting Agreement [Member] | IPO [Member]
Other Commitments [Line Items]
Underwriter deferred cash fee per unit								$ 0.2
Payment of underwriter fee								$ 4,561,574
Deferred underwriting fee								$ 7,982,754
Underwriting Agreement [Member] | Over-Allotment Option [Member]
Other Commitments [Line Items]
Term of option for underwriters to purchase additional Units to cover over-allotments			45 days		45 days				45 days
Common stock shares subscribed but not issued			3,000,000						3,000,000		3,000,000
Investment Banking Services [Member]
Other Commitments [Line Items]
Percentage of contingent fee Payable to vendor on issue of equity or debt security	2.00%
Business Combination Agreement [Member]
Other Commitments [Line Items]
Percentage of debt or equity securities	2.00%
Percentage of convertible debt securities	1.00%
Sponsor Agreement [Member]
Other Commitments [Line Items]
Common stock, par value		$ 0.0001
Number of vested sponser shares before closing of business combination		1,710,590
Number of vested sponser shares after closing of business combination		2,565,885
Percentage of vested sponser shares after Closing of business combination		45.00%
Percentage of trust funds paid for redemption of founder shares		40.00%
Sponsor Agreement [Member] | Vesting Tranche One [Member]
Other Commitments [Line Items]
Share Price		$ 12.5
Percentage of vesting of unvested sponser shares		50.00%
Sponsor Agreement [Member] | Vesting Tranche Two [Member]
Other Commitments [Line Items]
Share Price		$ 14.5
Percentage of vesting of unvested sponser shares		50.00%
Sponsor Agreement [Member] | Restriction On Transfer Of Sponsor Shares [Member]
Other Commitments [Line Items]
Share Price		$ 12
Number Of Trading Days For Determining The Share Price		20 days
Number of consecutive trading days for determining the share price		30 days
Waiting Period After Which The Share Trading Days Are Considered		150 days
Company Support Agreement [Member] | Branded Online Inc or Nogin [Member]
Other Commitments [Line Items]
Percenatge of outstanding shares common stock held By supporting stockholders		84.10%
Percenatge of outstanding shares prefeered stock held By supporting stockholders		99.50%
Registration Rights Agreement [Member]
Other Commitments [Line Items]
Period in which shelf registration statement to be filed from closing of business combination		15 days
Thershold offering Price		$ 35,000,000